INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ 2,705,716	$ 239,924
Amortisation expense allocated to inventory	309,633
Impairment loss on goodwill	22,375,225	5,160,741
Oregon CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss on goodwill	22,375,225	$ 5,160,741
Impairment loss of intangible assets	$ 1,536,260